Reverse Recapitalization - Summary of Number of Legacy Quanergy Shares (Detail) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Shares issued upon exercise of options - 2021		9,892	3,878	1,549
Total		4,170,461
Legacy Quanergy Shares [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Balance at December 31, 2020		234,785
Shares issued upon exercise of options - 2021		999
Shares issued upon exercise of common stock warrants - 2021		115
Issuance of restricted stock awards		14,999
Total	[1]	3,574,101
Legacy Quanergy Shares With Exchange Ratio Effect [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Balance at December 31, 2020		911,017
Shares issued upon exercise of options - 2021		3,878
Shares issued upon exercise of common stock warrants - 2021		450
Issuance of restricted stock awards		58,199
Total		3,574,101
2023 Notes (Member) | Legacy Quanergy Shares [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Conversion of 2023 Notes into common stock, Shares	[2]	186,380
2023 Notes (Member) | Legacy Quanergy Shares With Exchange Ratio Effect [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Conversion of 2023 Notes into common stock, Shares	[2]	723,223
Convertible Preferred Stock [Member] | Legacy Quanergy Shares [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020		7,695,112
Convertible Preferred Stock [Member] | Legacy Quanergy Shares With Exchange Ratio Effect [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020		1,877,334

[1]	The number of Legacy Quanergy shares was determined as follows:
[2]	The 2023 Notes convert into shares of common stock of Quanergy at the rate consistent with the terms of note agreement.